Financial results, net (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of financial results net
	06.30.2022	06.30.2021	06.30.2020
Financial income
Interest income	1,286	1,075	721
Dividends income	2	2	33
Other financial income	19	-	-
Total financial income	1,307	1,077	754
Financial costs
Interest expense	(14,067)	(23,297)	(23,786)
Other financial costs	(1,508)	(2,102)	(1,609)
Total financial costs	(15,575)	(25,399)	(25,395)
Capitalized finance costs	-	769	275
Total finance costs	(15,575)	(24,630)	(25,120)
Other financial results:
Foreign exchange, net	29,449	17,192	(24,906)
Fair value gain on financial assets and liabilities at fair value through profit or loss	5,906	16,543	2,347
Gain/ (loss) from repurchase of Non-convertible notes	1,456	(41)	226
Loss from derivative financial instruments (except commodities)	(1,440)	(782)	(3,429)
Others	440	(120)	-
Total other financial results	35,811	32,792	(25,762)
Inflation adjustment	400	938	(269)
Total financial results, net	21,943	10,177	(50,397)